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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2003
                                               -------------


Check here if Amendment [     ]; Amendment Number:

     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Shadwell Capital, LC
Address:  321 East Main Street
          Charlottesville, VA  22902


Form 13F File Number: 28-05361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Dan Oakey
Title:   Chief Financial Officer
Phone:   (434) 951-7595

Signature, Place, and Date of Signing:

/s/ Dan Oakey       Charlottesville, VA        August 8, 2003
-------------       -------------------        --------------
[Signature]            [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   0
                                                ------

Form 13F Information Table Entry Total:              8
                                                ------

Form 13F Information Table Value Total:         $3,986
                                                ------
                                              (thousands)


List of Other Included Managers:

None


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              FORM 13F INFORMATION TABLE

           COLUMN 1        COLUMN 2   COLUMN 3    COLUMN 4           COLUMN 5       COLUMN 6    COLUMN 7             COLUMN 8
                                                                                                                 VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                           TITLE                  VALUE     SHRS OR PRN  SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER             OF CLASS   CUSIP       (X1000)   AMOUNT       PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCE BANCSHARES INC    COMMON     200525103       506        13,000  SH         SOLE                  13,000
CINCINNATI FINANCIAL CRP   COMMON     172062101       519        14,000  SH         SOLE                  14,000
FIRST FINL BANCORP         COMMON     320209109       459        29,000  SH         SOLE                  29,000
OHIO CASUALTY CORP         COMMON     677240103       502        38,000  SH         SOLE                  38,000
PMI GROUP INC              COMMON     69344M101       510        19,000  SH         SOLE                  19,000
RADIAN GROUP INC           COMMON     750236101       513        14,000  SH         SOLE                  14,000
SAFECO CORP                COMMON     786429100       529        15,000  SH         SOLE                  15,000
WHITNEY HLDG CORP          COMMON     966612103       448        14,000  SH         SOLE                  14,000

                                                    3,986
